Description of Plan (Tables)	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Schedule of Participants Vested in Company Matching and Profit-Sharing Contributions	Participants are vested in Company matching and profit-sharing contributions as follows:

Years of Vesting Service	Vested Percentage
Less than 1 year	0%
1 but less than 2 years	34%
2 but less than 3 years	67%
3 or more years	100%